Maturities of long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Debt Instrument [Line Items]
2014
2015	47,538
2016
2017	35,000
2018	137,706
thereafter
Long-term Debt, Total	220,244
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
2014
2015
2016
2017
2018	78,541
thereafter
Long-term Debt, Total	78,541
Convertible Debentures
Debt Instrument [Line Items]
2014
2015	47,538
2016
2017
2018	59,165
thereafter
Long-term Debt, Total	106,703
Senior Secured Notes
Debt Instrument [Line Items]
2014
2015
2016
2017	35,000
2018
thereafter
Long-term Debt, Total	$ 35,000